Shareholder Report, Holdings (Details) - C000257945 [Member]	Jul. 31, 2026
State Street SPDR S&P 500 ETF Trust, Expiration: 06/17/2027; Exercise Price: $7.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $2.52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $0.94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/17/2027; Exercise Price: $750.33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $93.84 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $252.08 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%